PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment
Balance, beginning of year	R$ 17,020,259
Balance, end of year	41,120,945	R$ 17,020,259
Property, plant and equipment pledged as collateral	24,985,741	11,505,386
Capitalized interest amount	R$ 4,213	R$ 1,772
Average monthly rate of interest capitalization	9.50%	6.55%
Gross
Property, Plant and Equipment
Balance, beginning of year	R$ 25,402,513	R$ 23,782,727
Additions	2,001,674	1,493,345
Business combination	27,206,328
Write-offs	(337,759)	(111,640)
Interest capitalization		1,772
Transfer and other	(212,630)	(1,262)
Balance, end of year	63,512,967	25,402,513
Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	9,445,315
Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	2,078	49,814
Business combination		77,431
Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		110,326
Gross | Ibema
Property, Plant and Equipment
Fair value adjustment from business combination	5,448
Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(8,382,254)	(7,571,498)
Additions	(2,470,251)
Write-offs	156,562	62,164
Depreciation		(868,742)
Transfer and other	548,038
Balance, end of year	(22,392,022)	(8,382,254)
Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	(624,327)
Business combination	(11,606,879)
Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	(12,318)	(4,178)
Accumulated Depreciation and Amortization | Ibema
Property, Plant and Equipment
Fair value adjustment from business combination	(593)
Lands
Property, Plant and Equipment
Balance, beginning of year	5,104,717
Balance, end of year	10,321,574	5,104,717
Lands | Gross
Property, Plant and Equipment
Balance, beginning of year	5,104,717	4,348,593
Additions	337,932	705
Business combination	2,151,338
Write-offs	(92,705)	(34,523)
Transfer and other	182,621	750,824
Balance, end of year	10,321,574	5,104,717
Lands | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	R$ 2,637,671
Lands | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		27,381
Business combination		7,446
Lands | Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		4,291
Buildings
Property, Plant and Equipment
Annual average depreciation rate	3.00%
Property, Plant and Equipment
Balance, beginning of year	R$ 2,151,904
Balance, end of year	5,787,873	2,151,904
Buildings | Gross
Property, Plant and Equipment
Balance, beginning of year	3,058,520	2,815,673
Additions	1,943	2,319
Business combination	3,918,552
Write-offs	(36,276)	(8,654)
Transfer and other	323,029	131,515
Balance, end of year	8,767,789	3,058,520
Buildings | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	1,502,021
Buildings | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination		(3,014)
Business combination		18,505
Buildings | Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		102,176
Buildings | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(906,616)	(829,821)
Additions	(255,888)
Write-offs	26,886	1,462
Depreciation		(78,264)
Transfer and other	29,906	7
Balance, end of year	(2,979,916)	(906,616)
Buildings | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	(63,495)
Business combination	(1,804,967)
Buildings | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	R$ (5,742)
Machinery and equipment and facilities
Property, Plant and Equipment
Annual average depreciation rate	5.00%
Property, Plant and Equipment
Balance, beginning of year	R$ 9,192,888
Balance, end of year	23,670,191	9,192,888
Machinery and equipment and facilities | Gross
Property, Plant and Equipment
Balance, beginning of year	16,441,031	15,846,331
Additions	136,855	143,058
Business combination	20,255,811
Write-offs	(172,458)	(67,280)
Transfer and other	740,879	441,420
Balance, end of year	42,520,577	16,441,031
Machinery and equipment and facilities | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	5,109,939
Machinery and equipment and facilities | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	3,072	27,506
Business combination		46,165
Machinery and equipment and facilities | Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		3,831
Machinery and equipment and facilities | Gross | Ibema
Property, Plant and Equipment
Fair value adjustment from business combination	5,448
Machinery and equipment and facilities | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(7,248,143)	(6,545,959)
Additions	(2,123,193)
Write-offs	115,732	60,506
Depreciation		(760,634)
Transfer and other	508,585	1,391
Balance, end of year	(18,850,386)	(7,248,143)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	(543,468)
Business combination	(9,552,825)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	(6,481)	(3,447)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Ibema
Property, Plant and Equipment
Fair value adjustment from business combination	(593)
Work in progress
Property, Plant and Equipment
Balance, beginning of year	466,156
Balance, end of year	969,701	466,156
Work in progress | Gross
Property, Plant and Equipment
Balance, beginning of year	466,156	483,735
Additions	1,477,420	1,321,350
Business combination	425,868
Write-offs	(1,462)
Interest capitalization		1,772
Transfer and other	(1,397,398)	(1,339,218)
Balance, end of year	969,701	466,156
Work in progress | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	(883)	(4,880)
Business combination		3,395
Work in progress | Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		2
Other
Property, Plant and Equipment
Balance, beginning of year	104,594
Balance, end of year	R$ 371,606	104,594
Other | Minimum
Property, Plant and Equipment
Annual average depreciation rate	10.00%
Other | Maximum
Property, Plant and Equipment
Annual average depreciation rate	20.00%
Other | Gross
Property, Plant and Equipment
Balance, beginning of year	R$ 332,089	288,395
Additions	47,524	25,913
Business combination	454,759
Write-offs	(34,858)	(1,183)
Transfer and other	(61,761)	14,197
Balance, end of year	933,326	332,089
Other | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	195,684
Other | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	(111)	2,821
Business combination		1,920
Other | Gross | PCH Mucuri
Property, Plant and Equipment
Business combination		26
Other | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(227,495)	(195,718)
Additions	(91,170)
Write-offs	13,944	196
Depreciation		(29,844)
Transfer and other	9,547	(1,398)
Balance, end of year	(561,720)	(227,495)
Other | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination	(17,364)
Business combination	(249,087)
Other | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination	R$ (95)	R$ (731)